LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Long-term Investments [Abstract]
Schedule of equity method investments
The Group’s long-term investments consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Equity method investments	36,588	58,479
Equity securities accounted for under alternative measurement	4,200	5,900
Equity securities with readily determinable fair values	158,072	94,552

Long-term investments	198,860	158,931

Equity method investments carrying amount of unrealized gain disclosure
The carry amount and unrealized securities holding gain/ (loss) for the investments under equity method as of December 31, 2020 was as follows,

Equity method investments
Total value booked under equity method as of December 31, 2018	16,799
Addition	23,200
Dividends received	(190)
Share of cumulative loss for the year ended December 31, 2019	(3,221)

Total value booked under equity method as of December 31, 2019	36,588
Addition	28,883
Dividends received	(204)
Disposal of long-term investments	(2,954)
Share of cumulative loss for the year ended December 31, 2020	(3,834)

Total value booked under equity method as of December 31, 2020	58,479